Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	FRANKLIN STRATEGIC SERIES
Prospectus Date		rr_ProspectusDate	Sep. 01, 2015
Risk/Return [Heading]		rr_RiskReturnHeading	Fund Summary
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund
Risk/Return:		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	Capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 100 in the Fund's Prospectus and under “Buying and Selling Shares” on page 51 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74.72% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	74.72%
Expense Breakpoint Discounts [Text]		rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds.
Expense Breakpoint, Minimum Investment Required [Amount]		rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund invests predominantly in equity securities of companies that the investment manager believes have the potential for capital appreciation. The equity securities in which the Fund invests are predominantly common stock.

The Fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large-cap companies. At times, a significant to substantial portion of the Fund's investments may be in smaller and mid-size companies.

In evaluating sector (broad industry) weightings in the Fund's investment portfolio, the investment manager considers, but may deviate from, the relative weightings of sectors in the Russell 3000® Growth Index and the Russell 1000® Growth Index. Consequently, the Fund is likely to have significant positions in particular sectors such as technology (including electronic technology and technology services) and healthcare (including biotechnology and healthcare services).

The investment manager uses fundamental, "bottom-up" research to seek companies meeting its criteria of growth potential, quality and valuation. In seeking sustainable growth characteristics, the investment manager looks for companies that it believes can produce sustainable earnings and cash flow growth, evaluating the long term market opportunity and competitive structure of an industry to target leaders and emerging leaders. In assessing value, the investment manager considers whether security prices fully reflect the balance of the sustainable growth opportunities relative to business and financial risks.

Risk [Heading]		rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Focus

To the extent that the Fund focuses on particular countries, regions, industries, sectors or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of countries, regions, industries, sectors or investments.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller and midsize companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, including risks related to currency exchange rates and policies, country or government specific issues, less favorable trading practices or regulation and greater price volatility. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations.

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

The secondary index in the table below shows how the Fund's performance compares to a group of securities that aligns more closely with the Fund's investment strategies.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	(800) DIAL BEN/342-5236
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	franklintempleton.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class A Annual Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]		rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	Q1'12	16.37%
Worst Quarter:	Q4'08	-22.29%
As of June 30, 2015, the Fund's year-to-date return was 6.91%.

Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (figures reflect sales charges) For the periods ended December 31, 2014
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

No one index is representative of the Fund's portfolio.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	[1]	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses		rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.94%
1 year		rr_ExpenseExampleYear01	$ 665
3 years		rr_ExpenseExampleYear03	857
5 years		rr_ExpenseExampleYear05	1,065
10 years		rr_ExpenseExampleYear10	$ 1,663
2005		rr_AnnualReturn2005	6.21%
2006		rr_AnnualReturn2006	5.76%
2007		rr_AnnualReturn2007	16.02%
2008		rr_AnnualReturn2008	(36.27%)
2009		rr_AnnualReturn2009	34.19%
2010		rr_AnnualReturn2010	16.28%
2011		rr_AnnualReturn2011	(4.02%)
2012		rr_AnnualReturn2012	9.60%
Annual Return 2013		rr_AnnualReturn2013	37.17%
Annual Return 2014		rr_AnnualReturn2014	6.24%
Year to Date Return, Label		rr_YearToDateReturnLabel	As of June 30, 2015, the Fund's year-to-date return was 6.91%.
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	16.37%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(22.29%)
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management fees		rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses		rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.69%
1 year		rr_ExpenseExampleYear01	$ 272
3 years		rr_ExpenseExampleYear03	533
5 years		rr_ExpenseExampleYear05	918
10 years		rr_ExpenseExampleYear10	1,998
1 Year		rr_ExpenseExampleNoRedemptionYear01	172
3 Years		rr_ExpenseExampleNoRedemptionYear03	533
5 Years		rr_ExpenseExampleNoRedemptionYear05	918
10 Years		rr_ExpenseExampleNoRedemptionYear10	$ 1,998
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Class R
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses		rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	1.19%
1 year		rr_ExpenseExampleYear01	$ 121
3 years		rr_ExpenseExampleYear03	378
5 years		rr_ExpenseExampleYear05	654
10 years		rr_ExpenseExampleYear10	$ 1,443
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Class R6
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.02%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.48%
1 year		rr_ExpenseExampleYear01	$ 49
3 years		rr_ExpenseExampleYear03	154
5 years		rr_ExpenseExampleYear05	269
10 years		rr_ExpenseExampleYear10	$ 604
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)		rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)		rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees		rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.23%
Total annual Fund operating expenses		rr_ExpensesOverAssets	0.69%
1 year		rr_ExpenseExampleYear01	$ 70
3 years		rr_ExpenseExampleYear03	221
5 years		rr_ExpenseExampleYear05	384
10 years		rr_ExpenseExampleYear10	$ 859
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Return Before Taxes | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Franklin Flex Cap Growth Fund
Label		rr_AverageAnnualReturnLabel	Return Before Taxes
Past 1 year		rr_AverageAnnualReturnYear01	0.13%
Past 5 years		rr_AverageAnnualReturnYear05	10.93%
Past 10 years		rr_AverageAnnualReturnYear10	6.47%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Return Before Taxes | Class C
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	4.58%
Past 5 years		rr_AverageAnnualReturnYear05	11.42%
Past 10 years		rr_AverageAnnualReturnYear10	6.31%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Return Before Taxes | Class R
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	5.96%
Past 5 years		rr_AverageAnnualReturnYear05	11.98%
Past 10 years		rr_AverageAnnualReturnYear10	6.84%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Return Before Taxes | Class R6
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	6.72%
Past 10 years		rr_AverageAnnualReturnYear10
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	20.27%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Return Before Taxes | Advisor Class
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	6.50%
Past 5 years		rr_AverageAnnualReturnYear05	12.54%
Past 10 years		rr_AverageAnnualReturnYear10	7.38%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | After Taxes on Distributions | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Franklin Flex Cap Growth Fund
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past 1 year		rr_AverageAnnualReturnYear01	(3.90%)
Past 5 years		rr_AverageAnnualReturnYear05	9.02%
Past 10 years		rr_AverageAnnualReturnYear10	5.52%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | After Taxes on Distributions and Sales | Class A
Risk/Return:		rr_RiskReturnAbstract
Column		rr_AverageAnnualReturnColumnName	Franklin Flex Cap Growth Fund
Label		rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year		rr_AverageAnnualReturnYear01	2.77%
Past 5 years		rr_AverageAnnualReturnYear05	8.57%
Past 10 years		rr_AverageAnnualReturnYear10	5.16%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | S&P 500® Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	13.69%
Past 5 years		rr_AverageAnnualReturnYear05	15.46%
Past 10 years		rr_AverageAnnualReturnYear10	7.68%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Russell 3000® Growth Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	12.44%
Past 5 years		rr_AverageAnnualReturnYear05	15.89%
Past 10 years		rr_AverageAnnualReturnYear10	8.50%
Franklin Strategic Series FSS1-14 | Franklin Flex Cap Growth Fund | Russell 1000® Growth Index (index reflects no deduction for fees, expenses or taxes)
Risk/Return:		rr_RiskReturnAbstract
Past 1 year		rr_AverageAnnualReturnYear01	13.05%
Past 5 years		rr_AverageAnnualReturnYear05	15.82%
Past 10 years		rr_AverageAnnualReturnYear10	8.49%

[1]	There is a 1% contingent deferred sales charge that applies to investments of $1 million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge.
[2]	Since inception May 1, 2013.